RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Jun. 12, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to related party		$ 732,710	$ 24,176
Cash		1,241,036	1,462,326
Issuance of promissory note		1,230,980	812,000
Interest expense		3,024	0
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party		732,710	24,176
James Chae [Member]
Related Party Transaction [Line Items]
Capital distributions		139,769	339,740
Mr Jihyuck Hwang [Member]
Related Party Transaction [Line Items]
Acquisition cost	$ 3,600,000
Cash	1,800,000
Issuance of promissory note	600,000
Convertible note	$ 1,200,000
Notes payable current		600,000	$ 0
Convertible note		$ 1,200,000